UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-09651 and 811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth

Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2018

Date of reporting period: 02/28/2018

Item 1 – Report to Stockholders

FEBRUARY 28, 2018

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Focus Growth Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended February 28, 2018, assets with higher risk and return potential, such as stocks and high-yield bonds, continued to deliver strong performance. Faster global growth drove the equity market, while rising interest rates constrained bond returns.

Emerging market stocks posted the strongest performance, as accelerating growth in China, the second-largest economy in the world, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment. Higher prices for industrial metals also bolstered the outlook for emerging-market countries.

Rising interest rates worked against high-quality assets with more interest rate sensitivity. Consequently, the 10-year U.S. Treasury — a bellwether of the bond market — posted a negative return, as rising energy prices, higher wages, and steady job growth drove expectations of higher inflation and interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times during the year. In October 2017, the Fed also began to reduce its balance sheet, while setting expectations for additional rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) continued to expand their balance sheets despite nascent signs of sustained economic growth. Rising global growth and inflation, as well as limited bond supply, put steady pressure on other central banks to follow in the Fed’s footsteps. In October 2017, the ECB announced plans to cut its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus, as the country’s inflation rate remained below 2.0%.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018. We continue to believe the primary risks to the economic expansion are trade protectionism, rapidly rising interest rates, and geopolitical tension. In particular, we are closely monitoring trade protectionism and the rise of populism in Western nations.

In December 2017, Congress passed a sweeping tax reform bill. The U.S. tax overhaul is likely to accentuate the existing reflationary themes, including faster growth and rising interest rates. Changing the corporate tax rate to a flat 21% will create many winners and losers among high-and-low tax companies, while the windfall from lower taxes could boost business and consumer spending.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2018
	6-month	12-month

U.S. large cap equities (S&P 500® Index)	10.84%	17.10%

U.S. small cap equities (Russell 2000® Index)	8.30	10.51

International equities (MSCI Europe, Australasia, Far East Index)	7.12	20.13

Emerging market equities (MSCI Emerging Markets Index)	10.58	30.51

3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.58	0.99

U.S. Treasury securities (ICE BofAML10-Year U.S. Treasury Index)	(5.47)	(2.54)

U.S. investment-grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.18)	0.51

Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.15)	2.32

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.11	4.18
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

TABLE OF CONTENTS	3

Fund Summary as of February 28, 2018	BlackRock Focus Growth Fund, Inc.

Investment Objective

BlackRock Focus Growth Fund, Inc.’s (the “Fund”) investment objective is long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended February 28, 2018, through its investment in Master Focus Growth LLC (the “Master LLC”), the Fund outperformed its benchmark, the Russell 1000® Growth Index.

What factors influenced performance?

•

The largest positive contributor to the Fund’s relative performance was stock selection in the consumer discretionary sector, most notably within the internet & direct marketing retail industry. This was followed by stock selection in the consumer staples sector, which was most prevalent in the beverages industry. Underweight positions in both real estate and telecommunications were additive to returns. Stock selection in both energy and financials also added to performance during the period.

•

Security selection in the industrials sector was the largest detractor from performance during the period, mostly the result of holdings within the professional services and electrical equipment industries. Within industrials, an underweight to aerospace & defense also detracted from returns. The Fund also underperformed in the information technology (“IT”) space, specifically because of stock selection in the software industry and a large underweight position in hardware. Selection in materials and health-care also detracted mildly from relative performance.

Describe recent portfolio activity.

•

While there were no wholesale changes to aggregate positioning during the period, several adjustments were made. The underweight to industrials relative to the benchmark was reduced as the Master LLC added to the positions in the sector. By contrast, the overweight allocation to IT was reduced as the Master LLC trimmed securities that had been strong performers. Finally, the Master LLC increased both its underweight position to real estate and overweight to financials during the period.

Describe portfolio positioning at period end.

•

At the end of the period, the Master LLC had overweight positions in the financials, IT and consumer discretionary sectors, and underweights in the industrials, consumer staples, materials, real estate and telecommunication services sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of February 28, 2018 (continued)	BlackRock Focus Growth Fund, Inc.

Performance Summary for the Period Ended February 28, 2018

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	15.34%	30.28%	N/A	17.59%	N/A	11.39%	N/A
Investor A	15.14	29.75	22.94%	17.21	15.96%	10.98	10.39%
Investor C	14.93	29.04	28.04	16.28	16.28	10.13	10.13
Russell 1000® Growth Index(c)	13.94	26.11	N/A	17.03	N/A	11.58	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund invests all of its assets in the Master LLC. The Master LLC invests primarily in the common stock of not less than 25 to not more than 45 companies that Master LLC management believes have strong earnings and revenue growth and capital appreciation potential.

(c)

An unmanaged index that measures the performance of the large cap growth segment of the U.S. equity universe and consists of those Russell 1000® securities with higher price-to-book ratios and higher forecasted growth values.

N/A	- Not applicable as share class and index do not have a sales charge.

Past	performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical(b)
	Beginning Account Value (09/01/17)	Ending Account Value (02/28/18)	Expenses Paid During the Period(a)	Beginning Account Value (09/01/17)	Ending Account Value (02/28/18)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,153.40	$5.07	$1,000.00	$1,020.08	$4.76	0.95%
Investor A	1,000.00	1,151.40	6.77	1,000.00	1,018.50	6.36	1.27
Investor C	1,000.00	1,149.30	10.55	1,000.00	1,014.98	9.89	1.98

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master LLC, the expense example reflects the net expenses of both the Fund and the Master LLC in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

FUND SUMMARY	5

About Fund Performance	BlackRock Focus Growth Fund, Inc.

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on September 1, 2017 and held through February 28, 2018) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

February 28, 2018

BlackRock Focus Growth Fund, Inc.

ASSETS
Investments at value — Master LLC (cost — $98,756,199)	$149,612,279
Receivables:
Capital shares sold	270,364
From the Manager	459
Prepaid expenses	44,255

Total assets	149,927,357

LIABILITIES
Payables:
Administration fees	27,588
Capital shares redeemed	116,919
Contributions to the Master LLC	153,445
Officer’s fees	38
Printing fees	23,424
Professional fees	30,497
Service and distribution fees	32,323
Transfer agent fees	81,988

Total liabilities	466,222

NET ASSETS	$149,461,135

NET ASSETS CONSIST OF
Paid-in capital	$94,910,027
Accumulated net investment loss	(1,011,649)
Accumulated net realized gain allocated from the Master LLC	4,706,677
Net unrealized appreciation (depreciation) allocated from the Master LLC	50,856,080

NET ASSETS	$149,461,135

NET ASSET VALUE
Institutional — Based on net assets of $50,052,215 and 11,274,417 shares outstanding, 100 million shares authorized, $0.10 par value	$4.44

Investor A — Based on net assets of $75,474,644 and 18,348,456 shares outstanding, 100 million shares authorized, $0.10 par value	$4.11

Investor C — Based on net assets of $23,934,276 and 7,058,090 shares outstanding, 300 million shares authorized, $0.10 par value	$3.39

See notes to financial statements.

FINANCIAL STATEMENTS	7

Statement of Operations  (unaudited)

Six Months Ended February 28, 2018

BlackRock Focus Growth Fund, Inc.

INVESTMENT INCOME
Net investment income allocated from the Master LLC:
Dividends — affiliated	$11,330
Dividends — unaffiliated	374,472
Securities lending income — affiliated — net	1,274
Expenses	(395,142)
Fees waived	78,054

Total investment income	69,988

FUND EXPENSES
Service and distribution — class specific	197,744
Administration	164,414
Transfer agent — class specific	102,734
Professional	28,691
Registration	23,442
Printing	18,807
Officer	39
Miscellaneous	5,222

Total expenses	541,093
Less:
Transfer agent fees waived and/or reimbursed — class specific	(10,467)

Total expenses after fees waived and/or reimbursed	530,626

Net investment loss	(460,638)

REALIZED AND UNREALIZED GAIN ALLOCATED FROM THE MASTER LLC
Net realized gain from investments and foreign currency transactions	6,384,390
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	12,974,091

Net realized and unrealized gain	19,358,481

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,897,843

See notes to financial statements.

8	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Focus Growth Fund, Inc.
	Six Months Ended 02/28/2018 (unaudited)	Year Ended 08/31/2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(460,638)	$(842,183)
Net realized gain	6,384,390	5,647,390
Net change in unrealized appreciation (depreciation)	12,974,091	16,469,656

Net increase in net assets resulting from operations	18,897,843	21,274,863

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net realized gain:
Institutional	(1,637,927)	—
Investor A	(2,816,392)	—
Investor C	(1,148,666)	—

Decrease in net assets resulting from distributions to shareholders.	(5,602,985)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	13,626,562	(2,992,256)

NET ASSETS
Total increase in net assets	26,921,420	18,282,607
Beginning of period	122,539,715	104,257,108

End of period	$149,461,135	$122,539,715

Accumulated net investment loss, end of period	$(1,011,649)	$(551,011)

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	9

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Focus Growth Fund, Inc.
	Institutional
	Six Months Ended 02/28/2018		Year Ended August 31,
	(unaudited)		2017		2016		2015		2014		2013
Net asset value, beginning of period	$4.01		$3.29		$3.23		$3.42		$3.22		$2.88

Net investment income (loss)(a)	(0.01)		(0.01)		(0.01)		(0.02)		0.00	(b)	0.00	(b)
Net realized and unrealized gain	0.61		0.73		0.22		0.36		0.79		0.34

Net increase from investment operations	0.60		0.72		0.21		0.34		0.79		0.34

Distributions from net realized gain(c)	(0.17)		—		(0.15)		(0.53)		(0.59)		—

Net asset value, end of period	$4.44		$4.01		$3.29		$3.23		$3.42		$3.22

Total Return(d)
Based on net asset value	15.34	%(e)	21.88%		6.59%		11.15%		26.17	%(f)	11.81%

Ratios to Average Net Assets(g)
Total expenses	0.95	%(h),(i)	1.07	%(j)	1.06	%(j)	1.14	%(j)	1.10	%(j)	1.20	%(j)

Total expenses after fees waived and/or reimbursed	0.95	%(h),(i)	1.03	%(j)	1.03	%(j)	1.09	%(j)	1.10	%(j)	1.20	%(j)

Net investment income (loss)	(0.36	)%(h),(i)	(0.39	)%(j)	(0.43	)%(j)	(0.53	)%(j)	0.05	%(j)	0.00	%(j),(k)

Supplemental Data
Net assets, end of period (000)	$50,052		$37,304		$22,415		$19,868		$14,733		$13,276

Portfolio turnover of the Master LLC	31%		63%		112%		94%		130%		178%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 25.43%.

(g)	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.12%.
(j)	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.20%.
(k)	Less than 0.01%.

See notes to financial statements.

10	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Focus Growth Fund, Inc. (continued)
	Investor A
	Six Months Ended 02/28/2018		Year Ended August 31,
	(unaudited)		2017		2016		2015		2014		2013
Net asset value, beginning of period	$3.73		$3.07		$3.03		$3.23		$3.07		$2.75

Net investment loss(a)	(0.01)		(0.02)		(0.02)		(0.03)		(0.01)		(0.01)
Net realized and unrealized gain	0.56		0.68		0.20		0.35		0.74		0.33

Net increase from investment operations	0.55		0.66		0.18		0.32		0.73		0.32

Distributions from net realized gain(b)	(0.17)		—		(0.14)		(0.52)		(0.57)		—

Net asset value, end of period	$4.11		$3.73		$3.07		$3.03		$3.23		$3.07

Total Return(c)
Based on net asset value	15.14	%(d)	21.50%		6.11%		11.10%		25.43	%(e)	11.64%

Ratios to Average Net Assets(f)
Total expenses	1.29	%(g),(h)	1.40	%(i)	1.40	%(i)	1.50	%(i)	1.49	%(i)	1.63	%(i)

Total expenses after fees waived and/or reimbursed	1.27	%(g),(h)	1.28	%(i)	1.28	%(i)	1.43	%(i)	1.49	%(i)	1.63	%(i)

Net investment loss	(0.68	)%(g),(h)	(0.66	)%(i)	(0.68	)%(i)	(0.87	)%(i)	(0.35	)%(i)	(0.43	)%(i)

Supplemental Data
Net assets, end of period (000)	$75,475		$62,940		$52,744		$40,206		$36,446		$33,622

Portfolio turnover of the Master LLC	31%		63%		112%		94%		130%		178%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 24.65%.

(f)	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment loss.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.12%.
(i)	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.20%.

See notes to financial statements.

FUND FINANCIAL HIGHLIGHTS	11

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Focus Growth Fund, Inc. (continued)
	Investor C
	Six Months Ended 02/28/2018		Year Ended August 31,
	(unaudited)		2017		2016		2015		2014		2013
Net asset value, beginning of period	$3.11		$2.58		$2.57		$2.83		$2.74		$2.48

Net investment loss(a)	(0.02)		(0.04)		(0.04)		(0.04)		(0.03)		(0.03)
Net realized and unrealized gain	0.47		0.57		0.18		0.29		0.67		0.29

Net increase from investment operations	0.45		0.53		0.14		0.25		0.64		0.26

Distributions from net realized gain(b)	(0.17)		—		(0.13)		(0.51)		(0.55)		—

Net asset value, end of period	$3.39		$3.11		$2.58		$2.57		$2.83		$2.74

Total Return(c)
Based on net asset value	14.93	%(d)	20.54%		5.44%		9.87%		24.76	%(e)	10.48%

Ratios to Average Net Assets(f)
Total expenses	1.99	%(g),(h)	2.17	%(i)	2.16	%(i)	2.25	%(i)	2.24	%(i)	2.37	%(i)

Total expenses after fees waived and/or reimbursed	1.98	%(g),(h)	2.03	%(i)	2.03	%(i)	2.18	%(i)	2.24	%(i)	2.37	%(i)

Net investment loss	(1.39	)%(g),(h)	(1.42	)%(i)	(1.43	)%(i)	(1.62	)%(i)	(1.09	)%(i)	(1.17	)%(i)

Supplemental Data
Net assets, end of period (000)	$23,934		$22,295		$29,099		$26,453		$24,113		$22,831

Portfolio turnover of the Master LLC	31%		63%		112%		94%		130%		178%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 23.88%.

(f)	Includes the Fund’s share of the Master LLC’s allocated net expenses and/or net investment income.
(g)	Annualized.
(h)	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.12%.
(i)	Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.20%.

See notes to financial statements.

12	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)	BlackRock Focus Growth Fund, Inc.

1. ORGANIZATION

BlackRock Focus Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. At February 28, 2018, the percentage of the Master LLC owned by the Fund was 100%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Directors of the Fund and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted on a trade date basis. The Fund records its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 3 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

4. ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

NOTES TO FINANCIAL STATEMENTS	13

Notes to Financial Statements (Unaudited) (continued)	BlackRock Focus Growth Fund, Inc.

Service and Distribution Fees: The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended February 28, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$83,728	$114,016	$197,744

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended February 28, 2018, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Investor A	Investor C	Total
$1,084	$166	$1,250

For the six months ended February 28, 2018, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$21,497	$65,350	$15,887	$102,734

Other fees: For the six months ended February 28, 2018, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares was $7,425.

For the six months ended February 28, 2018, affiliates received CDSCs as follows:

Investor A	$577
Investor C	$1,013

Effective October 5, 2017, the Administrator contractually agreed to waive the investment advisory fee of the Master LLC and the administration fee of the Fund, as necessary, to reduce the sum of the investment advisory fee (as a percentage of the average daily net assets of the Master LLC) and the administration fee (as a percentage of the average daily net assets of the Fund) by 0.10%. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement through December 31, 2018 unless approved by the Board, including a majority of the Independent Directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended February 28, 2018, there were no fees waived and/or reimbursed by the Administrator.

Prior to October 5, 2017, the Administrator contractually agreed to waive the investment advisory fee of the Master LLC and the administration fee of the Fund, as necessary, to reduce the sum of the investment advisory fee (as a percentage of the average daily net assets of the Master LLC) and the administration fee (as a percentage of the average daily net assets of the Fund) by 0.20%.

Expense Limitations and Waivers: With respect to the Fund, the Administrator contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is as follows:

Institutional	Investor A	Investor C
1.03%	1.28%	2.03%

The Administrator has agreed not to reduce or discontinue this contractual expense limitation through December 31, 2018, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.

14	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (continued)	BlackRock Focus Growth Fund, Inc.

These amounts waived and/or reimbursed are shown as transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the six months ended February 28, 2018, class specific waivers and/or reimbursements are as follows:

	Investor A	Investor C	Total
Transfer agent fees waived and/or reimbursed	$9,030	$1,437	$10,467

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended February 28, 2018, the Fund did not participate in the Interfund Lending Program.

Officer Fees: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5. INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended August 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 02/28/2018		Year Ended 08/31/2017
	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,701,109	$11,528,465	5,700,669	$20,694,196
Shares issued in reinvestment of distributions	381,853	1,519,775	—	—
Shares redeemed	(1,116,269)	(4,727,143)	(3,201,775)	(11,499,183)

Net increase	1,966,693	$8,321,097	2,498,894	$9,195,013

Investor A
Shares sold	2,464,677	$9,691,925	5,234,916	$17,889,277
Shares issued in reinvestment of distributions	715,767	2,641,145	—	—
Shares redeemed	(1,701,870)	(6,624,369)	(5,539,294)	(18,337,218)

Net increase (decrease)	1,478,574	$5,708,701	(304,378)	$(447,941)

Investor C
Shares sold	557,434	$1,816,501	1,142,004	$3,197,697
Shares issued in reinvestment of distributions	362,281	1,104,940	—	—
Shares redeemed	(1,020,072)	(3,324,677)	(5,248,164)	(14,937,025)

Net decrease	(100,357)	$(403,236)	(4,106,160)	$(11,739,328)

Total Net Increase (Decrease)	3,344,910	$13,626,562	(1,911,644)	$(2,992,256)

7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	15

Portfolio Information as of February 28, 2018 (unaudited)	Master Focus Growth LLC

TEN LARGEST HOLDINGS
Security	Percent of Net Assets
Amazon.com, Inc.	9%
Microsoft Corp.	6
Alphabet, Inc., Class A	5
Visa, Inc., Class A	5
UnitedHealth Group, Inc.	5
Booking Holdings, Inc.	4
Netflix, Inc.	4
Tencent Holdings Ltd.	3
Facebook, Inc., Class A	3
Bank of America Corp.	3

SECTOR ALLOCATION
Sector	Percent of Net Assets %
Information Technology	43%
Consumer Discretionary	22
Health Care	13
Financials	8
Industrials	8
Materials	3
Consumer Staples	2
Short-Term Securities	4
Liabilities in Excess of Other Assets	(3)

For Fund compliance purposes, the Master LLC’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

16	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) February 28, 2018	Master Focus Growth LLC (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 97.1%

Automobiles — 0.8%
Tesla, Inc. (a)(b)	3,404	$1,167,776

Banks — 3.9%
Bank of America Corp.	136,207	4,372,245
First Republic Bank	16,067	1,491,018

		5,863,263

Beverages — 2.3%
Constellation Brands, Inc., Class A	16,122	3,473,968

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc. (a)	23,138	2,717,558
Vertex Pharmaceuticals, Inc. (a)	11,833	1,964,633

		4,682,191

Capital Markets — 1.3%
S&P Global, Inc.	10,356	1,986,281

Chemicals — 1.4%
DowDuPont, Inc.	30,145	2,119,193

Construction Materials — 1.6%
Vulcan Materials Co.	20,535	2,417,586

Diversified Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B (a)	19,655	4,072,516

Electrical Equipment — 1.2%
Rockwell Automation, Inc.	10,091	1,824,453

Health Care Equipment & Supplies — 1.8%
Boston Scientific Corp. (a)	100,501	2,739,657

Health Care Providers & Services — 4.9%
UnitedHealth Group, Inc.	32,012	7,239,834

Hotels, Restaurants & Leisure — 1.5%
Domino’s Pizza, Inc.	10,100	2,246,341

Industrial Conglomerates — 1.2%
Honeywell International, Inc.	11,323	1,711,018

Internet & Direct Marketing Retail — 15.7%
Amazon.com, Inc. (a)	8,547	12,926,910
Booking Holdings, Inc. (a)	2,736	5,565,133
Netflix, Inc. (a)	17,344	5,053,695

		23,545,738

Internet Software & Services — 13.8%
Alibaba Group Holding Ltd. — ADR (a)(b)	5,741	1,068,630
Alphabet, Inc., Class A (a)	6,778	7,482,370
Facebook, Inc., Class A (a)	26,415	4,710,323
MercadoLibre, Inc. (a)	6,209	2,408,906
Tencent Holdings Ltd.	90,100	4,929,238

		20,599,467

IT Services — 8.4%
MasterCard, Inc., Class A	13,740	2,414,942
PayPal Holdings, Inc. (a)	35,583	2,825,646
Visa, Inc., Class A	59,587	7,325,626

		12,566,214

Life Sciences Tools & Services — 1.6%
Illumina, Inc. (a)	10,559	2,407,663

Machinery — 1.1%
Caterpillar, Inc	10,554	1,631,965

Pharmaceuticals — 1.2%
Zoetis, Inc.	22,808	1,844,255

Professional Services — 2.7%
Costar Group, Inc. (a)	6,400	2,189,632
Equifax, Inc.	16,602	1,876,026

		4,065,658

Security	Shares	Value
Road & Rail — 2.7%
Union Pacific Corp.	30,507	$3,973,537

Semiconductors & Semiconductor Equipment — 5.2%
Applied Materials, Inc.	28,987	1,669,361
ASML Holding NV, Registered Shares	10,395	2,031,079
Broadcom Ltd.	5,257	1,295,640
NVIDIA Corp.	11,171	2,703,382

		7,699,462
Software — 12.7%
Activision Blizzard, Inc.	19,054	1,393,419
Adobe Systems, Inc. (a)	15,452	3,231,477
Autodesk, Inc. (a)	22,674	2,663,515
Electronic Arts, Inc. (a)	24,601	3,043,144
Microsoft Corp.	91,873	8,614,931

		18,946,486

Specialty Retail — 4.3%
Home Depot, Inc.	15,820	2,883,511
Ulta Salon Cosmetics & Fragrance, Inc. (a)	17,256	3,509,008

		6,392,519
Total Common Stocks — 97.1% (Cost: $95,479,272)		145,217,041

Preferred Stocks — 1.8%
Internet Software & Services
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $999,102), 0.00% (a)(c)(d)	64,404	2,205,193

Software
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $598,061), (a)(c)(d)	97,563	510,254

Total Preferred Stocks — 1.8%
(Cost: $1,597,163)		2,715,447
Total Long-Term Investments — 98.9%
(Cost: $97,076,435)		147,932,488

Short-Term Securities — 3.8%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.29% (e)(g)	4,326,201	4,326,201
SL Liquidity Series, LLC, Money Market Series, 1.61% (e)(f)(g)	1,324,668	1,324,535

Total Short-Term Securities — 3.8%
(Cost: $5,650,736)		5,650,736

Total Investments — 102.7%
(Cost: $102,727,171)		153,583,224
Liabilities in Excess of Other
Assets — (2.7)%		(3,970,945)

Net Assets — 100.0%		$149,612,279

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) February 28, 2018	Master Focus Growth LLC

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Master LLC held restricted securities with a current value of $2,715,447, representing 1.82% of its net assets as of period end, and an original cost of $1,597,163.

(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)

During the period ended February 28, 2018, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/2017	Net Activity	Shares Held at 02/28/2018	Value at 02/28/2018	Income		Net Realized Gain (loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,332,428	(1,006,227)	4,326,201	$4,326,201	$11,330		$ 2	$—
SL Liquidity Series, LLC Money Market Series	1,640,938	(316,270)	1,324,668	1,324,535	1,274	(b)	(61)	—

				$5,650,736	$12,604		$(59)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

  ADR   American Depositary Receipts

18	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) February 28, 2018	Master Focus Growth LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master LLC’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles	$1,167,776	$—	$—	$1,167,776
Banks	5,863,263	—	—	5,863,263
Beverages	3,473,968	—	—	3,473,968
Biotechnology	4,682,191	—	—	4,682,191
Capital Markets	1,986,281	—	—	1,986,281
Chemicals	2,119,193	—	—	2,119,193
Construction Materials	2,417,586	—	—	2,417,586
Diversified Financial Services	4,072,516	—	—	4,072,516
Electrical Equipment	1,824,453	—	—	1,824,453
Health Care Equipment & Supplies	2,739,657	—	—	2,739,657
Health Care Providers & Services	7,239,834	—	—	7,239,834
Hotels, Restaurants & Leisure	2,246,341	—	—	2,246,341
Industrial Conglomerates	1,711,018	—	—	1,711,018
Internet & Direct Marketing Retail	23,545,738	—	—	23,545,738
Internet Software & Services	15,670,229	4,929,238	—	20,599,467
IT Services	12,566,214	—	—	12,566,214
Life Sciences Tools & Services	2,407,663	—	—	2,407,663
Machinery	1,631,965	—	—	1,631,965
Pharmaceuticals	1,844,255	—	—	1,844,255
Professional Services	4,065,658	—	—	4,065,658
Road & Rail.	3,973,537	—	—	3,973,537
Semiconductors & Semiconductor Equipment	7,699,462	—	—	7,699,462
Software	18,946,486	—	—	18,946,486
Specialty Retail	6,392,519	—	—	6,392,519
Preferred Stocks:
Internet Software & Services	—	—	2,205,193	2,205,193
Software	—	—	510,254	510,254
Short-Term Securities	4,326,201	—	—	4,326,201

Subtotal	$ 144,614,004	$ 4,929,238	$ 2,715,447	$152,258,689

Investments Valued at NAV(a)				1,324,535

Total Investments				$153,583,224

(a)	As of February 28, 2018, certain investments of the Master LLC were fair valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.

    During the six months ended February 28, 2018, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) February 28, 2018	Master Focus Growth LLC

A reconciliation of Level 3 investments is presented when the Master LLC had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of August 31, 2017	$3,797,211
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)(b)	(1,081,764)
Purchases	—
Sales	—

Closing Balance, as of February 28, 2018	$2,715,447

Net change in unrealized appreciation (depreciation) on investments still held at February 28, 2018(a)	$(1,081,764)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 28, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Master LLC’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs		Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$2,715,447	Market	Revenue Multiple	(a)	6.38x - 13.50x	7.72x

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

See notes to financial statements.

20	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

February 28, 2018

Master Focus Growth LLC

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $1,280,303) (cost — $97,076,435)	$147,932,488
Investments at value — affiliated (cost — $5,650,736)	5,650,736
Foreign currency at value (cost — $348)	356
Receivables:
Securities lending income — affiliated	222
Contributions from investors	153,445
Dividends — affiliated	3,167
Dividends — unaffiliated	144,285
Prepaid expenses	481

Total assets	153,885,180

LIABILITIES
Bank overdraft	34,775
Cash collateral on securities loaned, at value	1,324,685
Payables:
Investments purchased	2,808,734
Directors’ fees	5,619
Investment advisory fees	44,015
Other accrued expenses	54,189
Other affiliates	884

Total liabilities	4,272,901

NET ASSETS	$149,612,279

NET ASSETS CONSIST OF
Investors’ capital	$98,756,199
Net unrealized appreciation	50,856,080

NET ASSETS	$149,612,279

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statement of Operations (unaudited)

Six Months Ended February 28, 2018

Master Focus Growth LLC

INVESTMENT INCOME
Dividends — affiliated	$11,330
Dividends — unaffiliated	374,472
Securities lending income — affiliated — net	1,274

Total investment income	387,076

EXPENSES
Investment advisory	340,615
Professional	17,135
Accounting services	17,078
Directors	9,176
Custodian	5,439
Printing	1,750
Miscellaneous	3,949

Total expenses	395,142
Less fees waived and/or reimbursed by the Manager	(78,054)

Total expenses after fees waived and/or reimbursed	317,088

Net investment income	69,988

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	6,384,230
Investments — affiliated	(61)
Capital gain distributions from investment companies — affiliated	2
Foreign currency transactions	219

6,384,390

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	12,974,077
Foreign currency translations	14

12,974,091

Net realized and unrealized gain	19,358,481

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,428,469

See notes to financial statements.

22	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	Master Focus Growth LLC
	Six Months Ended 02/28/2018 (unaudited)	Year Ended 08/31/2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$69,988	$119,783
Net realized gain (loss)	6,384,390	5,647,390
Net change in unrealized appreciation (depreciation)	12,974,091	16,469,656

Net increase in net assets resulting from operations	19,428,469	22,236,829

CAPITAL TRANSACTIONS
Proceeds from contributions	23,036,891	41,781,170
Value of withdrawals	(15,506,617)	(45,708,083)

Net increase (decrease) in net assets derived from capital transactions	7,530,274	(3,926,913)

NET ASSETS
Total increase in net assets	26,958,743	18,309,916
Beginning of period	122,653,536	104,343,620

End of period	$149,612,279	$122,653,536

Financial Highlights

	Master Focus Growth LLC
	Six Months Ended 02/28/2018		Year Ended August 31,
	(unaudited)		2017	2016	2015	2014		2013
Total Return
Total Return	15.58	%(a)	22.42%	7.11%	11.70%	26.75	%(b)	12.45%

RATIOS TO AVERAGE NET ASSETS
Total expenses	0.60	%(c)	0.72%	0.70%	0.74%	0.74%		0.76%

Total expenses after fees waived and/or reimbursed	0.48	%(c)	0.51%	0.50%	0.54%	0.54%		0.56%

Net investment income	0.11	%(c)	0.11%	0.10%	0.02%	0.61%		0.65%

SUPPLEMENTAL DATA
Net assets, end of period (000)	$149,612		$122,654	$104,344	$86,597	$75,395		$69,868

Portfolio turnover	31%		63%	112%	94%	130%		178%

(a)	Aggregate total return.
(b)

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Master LLC’s total return. Not including this payment, the Master LLC’s total return would have been 26.01%.

(c)	Annualized.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Notes to Financial Statements (unaudited)	Master Focus Growth LLC

1.	ORGANIZATION

Master Focus Growth LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board” and the members are referred to as “Directors”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

The Master LLC, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master LLC is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency Transaction: The Master LLC’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master LLC does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master LLC reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master LLC is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Indemnifications: In the normal course of business, the Master LLC enters into contracts that contain a variety of representations that provide general indemnification. The Master LLC’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master LLC, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Master LLC may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master LLC’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master LLC’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master LLC’s net assets. Each business day, the Master LLC uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

24	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	Master Focus Growth LLC

•

The Master LLC values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master LLC might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master LLC’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach	(i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii) recapitalizations and other transactions across the capital structure; and
(iii) market multiples of comparable issuers.
Income approach	(i) future cash flows discounted to present and adjusted as appropriate for liquidity, credit and/or market risks;
(ii) quoted prices for similar investments or assets in active markets; and
(iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i) audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii) relevant news and other public sources; and
(iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Master LLC. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master LLC is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master LLC could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (unaudited) (continued)	Master Focus Growth LLC

LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

As of February 28, 2018, certain investments of the Master LLC were valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: The Master LLC may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master LLC collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master LLC is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master LLC and any additional required collateral is delivered to the Master LLC, or excess collateral returned by the Master LLC, on the next business day. During the term of the loan, the Master LLC is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Master LLC’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Master LLC under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master LLC, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master LLC can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master LLC’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
BNP Paribas Prime Brokerage Inc.	$242,200	$(242,200)	$—
Goldman Sachs & Co.	1,038,103	(1,038,103)	—

	$1,280,303	$(1,280,303)	$—

(a)

Cash collateral with a value of $1,324,685 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master LLC benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master LLC could incur a loss if the value of an investment purchased with

26	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	Master Focus Growth LLC

cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Master LLC, on behalf of BlackRock Focus Growth Fund, Inc. (“Focus Growth” or the “Fund”), entered into an Investment Advisory Agreement with the Manager, the Master LLC’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administrative services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC.

Effective October 5, 2017, for such services, the Master LLC pays the Manager a monthly fee at an annual rate equal to the following percentage of the average daily value of the Master LLC’s net assets:

Average Daily Net Assets	Investment Advisory Fee
Not exceeding $5 billion	0.50%
In excess of $5 billion	0.45%

Prior to October 5, 2017, the annual investment advisory fees payable to BlackRock (as a percentage of average daily net assets of the Master LLC) were calculated as follows:

Average Daily Net Assets	Investment Advisory Fee
Not exceeding $1 billion	0.60%
In excess of $1 billion but not more than $3 billion	0.56%
In excess of $3 billion but not more than $5 billion	0.54%
In excess of $5 billion but not more than $10 billion	0.52%
In excess of $10 billion	0.51%

Expense Limitations and Waivers: Effective October 5, 2017, the Manager contractually agreed to waive the investment advisory fee of the Master LLC and the administration fee of Focus Growth, as necessary, to reduce the sum of the investment advisory fee (as a percentage of the average daily net assets of the Master LLC) and the administration fee (as a percentage of the average daily net assets of Focus Growth) by 0.10%. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through December 31, 2018 unless approved by the Board, including a majority of the Independent Directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Master LLC. For the six months ended February 28, 2018, the Manager waived $77,281, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

Prior to October 5, 2017, the Manager contractually agreed to waive the investment advisory fee of the Master LLC and the administration fee of Focus Growth, as necessary, to reduce the sum of the investment advisory fee (as a percentage of the average daily net assets of the Master LLC) and the administration fee (as a percentage of the average daily net assets of Focus Growth) by 0.20%.

With respect to the Master LLC, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master LLC pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of affiliated money market fund waiver. For the six months ended February 28, 2018, the amount waived was $773.

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Master LLC’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through December 31, 2018. This contractual agreement may be terminated upon 90 days’ notice by a majority of Independent Directors of the Master LLC, or by a vote of a majority of the outstanding voting securities of the Master LLC. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended February 28, 2018, there were no fees waived and/or reimbursed by the Manager.

For the six months ended February 28, 2018, the Master LLC reimbursed the Manager $632 for certain accounting services, which is included in accounting services in the Statement of Operations.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Master LLC, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Master LLC is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Master LLC. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Master LLC retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (unaudited) (continued)	Master Focus Growth LLC

Pursuant to a securities lending agreement, the Master LLC retains 71.5% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, the Master LLC, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 75% of securities lending income, and this amount retained can never be less than 65% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Master LLC is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended February 28, 2018, the Master LLC paid BIM $427 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Master LLC may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master LLC’s investment policies and restrictions. The Master LLC is currently permitted to borrow under the Interfund Lending Program

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but no more than 5% of its net assets, to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended February 28, 2018, the Master LLC did not participate in the Interfund Lending Program.

Directors Fees: Certain directors and/or officers of the Master LLC are directors and/or officers of BlackRock or its affiliates.

6. PURCHASES AND SALES

For the six months ended February 28, 2018, purchases and sales of investments, excluding short-term securities, were $50,071,349 and $41,368,656, respectively.

7. INCOME TAX INFORMATION

The Master LLC is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master LLC is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no U.S. federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so the owner of the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$102,806,530

Gross unrealized appreciation	$51,575,224
Gross unrealized depreciation	(798,530)

Net unrealized appreciation	$50,776,694

8. BANK BORROWINGS

The Master LLC, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Master LLC may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master LLC, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended February 28, 2018, the Master LLC did not borrow under the credit agreement.

9. PRINCIPAL RISKS

In the normal course of business, the Master LLC invests in securities or other instruments and may enter into certain transactions, and such activities subject Master LLC to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) general economy; (ii) overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master LLC’s prospectus provides details of the risks to which the Master LLC is subject.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money

28	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)	Master Focus Growth LLC

market funds. The Master LLC may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master LLC may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master LLC’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master LLC may lose value, regardless of the individual results of the securities and other instruments in which the Master LLC invests.

The price the Master LLC could receive upon the sale of any particular portfolio investment may differ from the Master LLC’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master LLC’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master LLC, and the Master LLC could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master LLC’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Master LLC may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

Concentration Risk: As of period end, the Master LLC invested a significant portion of its assets in securities in the information technology sector. Changes in economic conditions affecting such sector would have a greater impact on the Master LLC and could affect the value, income and/or liquidity of positions in such securities.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	29

Director and Officer Information

Robert M. Hernandez, Chair of the Board and Director

James H. Bodurtha, Director

Bruce R. Bond, Director

Honorable Stuart E. Eizenstat, Director

Henry Gabbay, Director

Lena G. Goldberg, Director

Henry R. Keizer, Director

John F. O’Brien, Director

Donald C. Opatrny, Director

Robert Fairbairn, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2017, Roberta Cooper Ramo retired and Donald W. Burton resigned as Directors of the Fund/Master LLC.

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Philadelphia, PA 19103

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Custodian	Legal Counsel
The Bank of New York Mellon	Willkie Farr & Gallagher LLP
New York, NY 10286	New York, NY 10019

Address of the Fund/Master LLC
100 Bellevue Parkway
Wilmington, DE 19809

30	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

ADDITIONAL INFORMATION	31

Additional Information (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

32	2018 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

FG-2/18-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

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(b) – Certifications – Attached hereto

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	May 4, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	May 4, 2018

4